Summary of significant accounting policies	6 Months Ended
Mar. 31, 2024
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the fiscal years ended September 30, 2023 and 2022. Operating results for the six months ended March 31, 2024 are not necessarily indicative of the results that may be expected for the year ending September 30, 2024.

The unaudited condensed consolidated financial statements of the Company reflect the principal activities of CN Energy and its subsidiaries. All significant intercompany balances and transactions are eliminated upon consolidation.

Use of estimates

In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the valuation of inventory, accounts receivable, advances to suppliers, notes receivable, other receivables, useful lives of property, plant and equipment and intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition, and realization of deferred tax assets. Actual results could differ from those estimates.

Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer payment history, customer’s current credit-worthiness, and current economic trends. Accounts are written off against the allowance after efforts at collection prove unsuccessful.

Inventories

The Company values its inventory at the lower of cost, determined on a weighted average basis, or net realizable value. Costs include the cost of raw materials, freight, direct labor, and related production overhead. Net realizable value is estimated using selling price in the normal course of business less any costs to complete and sell products. The Company reviews its inventory periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.

The costs of forestry inventories are transferred from biological assets at their costs at the point of harvest. The cost of inventories also includes capitalized production costs, including labor, materials, post-harvest costs, and depreciation. Inventoried costs are transferred to cost of goods sold in the same period as when the products are sold.

Forestry inventories, capitalized production costs, and biological asset adjustments are measured at the lower of cost or net realizable value. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period when the write-down or loss occurs.

Advances to suppliers

Advances to suppliers consist of balances paid to suppliers for services and materials that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

Biological assets

The Company’s biological assets consist of forests which are not yet harvested. Biological assets are initially measured at cost and subsequently depreciated on a straight-line basis over its estimated useful lives. The Company capitalizes all related direct and indirect costs of production to the biological assets at costs at each reporting date. At the point of harvest, the biological assets are transferred to inventory at their costs.

Property, plant, and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments, which substantially extend the useful life of assets, are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in income from operations in the consolidated statements of income and comprehensive income.

Construction-in-progress represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. Construction-in-progress is not depreciated. Upon completion and ready for intended use, construction-in-progress is reclassified to the appropriate category within property, plant, and equipment.

Prepayment for property and equipment represents payment made for production line equipment to be installed in the new production plant in Manzhouli City. Prepayment for property and equipment is not depreciated. Upon readiness for intended use, prepayment for property and equipment is reclassified to the appropriate category within property, plant, and equipment.

Land use right

Land use right is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful life which is 50 years and represents the shorter of the estimated usage period or the terms of the agreement.

Intangible assets

Intangible assets consist primarily of patents and software. Intangible assets are stated at cost less accumulated amortization, which are amortized using the straight-line method with the following estimated useful lives:

Useful life
Purchased patents	10 years
Software	10 years

Goodwill

In accordance with ASC 350, Intangibles - Goodwill and Other, the Company assesses goodwill for impairment annually as of September 30, and more frequently if events and circumstances indicate that goodwill might be impaired.

Goodwill impairment testing is performed at the reporting unit level. Goodwill is assigned to reporting units at the date the goodwill is initially recorded. Once goodwill has been assigned to reporting units, it no longer retains its association with a particular acquisition, and all of the activities within a reporting unit, whether acquired or internally generated, are available to support the value of the goodwill.

Traditionally, goodwill impairment testing is a two-step process. Step one involves comparing the fair value of the reporting units to its carrying amount. If the carrying amount of a reporting unit is greater than zero and its fair value is greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two involves calculating an implied fair value of goodwill.

The Company determines the fair value of its reporting units using an income approach. Under the income approach, the Company determined fair value based on estimated discounted future cash flows of each reporting unit. Determining the fair value of a reporting unit is judgmental in nature and requires the use of significant estimates and assumptions, including revenue growth rates and EBITDA margins, discount rates and future market conditions, among others.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see below), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the amounts recognized as of that date.

The measurement period is the period from the date of acquisition to the date the Company obtains complete information about facts and circumstances that existed as of the acquisition date and is subject to a maximum of one year from acquisition date.

Impairment of long-lived assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of March 31, 2024 and September 30, 2023.

Leases

The Company accounts for leases following ASC 842, Leases (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. See Note 18 for further discussion.

Fair value of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
•

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions about what assumptions market participants would use in pricing the asset or liability based on the best available information.

Any transfers of assets or liabilities between Level 1, Level 2, and Level 3 of the fair value hierarchy will be recognized at the end of the reporting period in which the transfer occurs. There were no transfers between fair value levels in any of the periods presented herein.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, term deposit, notes receivable, accounts receivable, advances to suppliers, other receivables, prepaid expenses and other current assets, short-term bank loans, long-term bank loans, current accounts payable, deferred revenue, current, due to related parties, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities. The fair value of long-term bank loan and operating lease liabilities approximate their recorded values as their stated interest rates approximate the rates currently available.

Revenue recognition

The Company accounts for revenue recognition under Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). Revenue of the Company is mainly from the sale of two types of products, activated carbon and biomass electricity generated in the process of producing activated carbon. For the sale of activated carbon, the Company recognizes revenue when title and risk of loss passes and the customer accepts the products, which occurs at delivery. Product delivery is evidenced by warehouse shipping log as well as signed shipping bills from the shipping company, or by receipt document signed by the customer upon delivery, depending on the delivery term negotiated between the Company and customers on a customer-by-customer basis. For the sale of biomass electricity, revenue is recognized over time as the biomass electricity is delivered, which occurs when the biomass electricity is transmitted from the power plant of the Company to the provincial power grid company. The amount is based on the reading of meters, which occurs on a systematic basis throughout each reporting period and represents the market value of the biomass electricity delivered.

The Company also provides technical service to customers who purchase activated carbon from the Company. The revenue of technical service is recognized on a straight-line basis over the service period as earned.

The transaction price of activated carbon and technical services is determined based on fixed consideration in the Company’s customer contracts. Pursuant to the power purchase agreements entered into between the Company and the respective provincial power grid company, the Company’s sales of biomass electricity were made to the power grid company at the tariff rates agreed upon with the provincial power grid company as approved by the relevant government authorities in the PRC. In determining the transaction price, no significant financing components exist since the timing from when the Company invoices its customers to when payment is received is less than one year.

Revenue is reported net of all value added taxes. The Company generally does not permit customers to return products and historically, customer returns have been immaterial. In the event the Company receives an advance from a customer, such advance is recorded as a liability to the Company. The Company reduces the liability and recognizes revenue after the delivery of goods occurs.

The core principle underlying ASC 606 is that the Company recognizes revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company’s sales contracts of activated carbon have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and is, therefore, not distinct. Therefore, the sale of activated carbon is recognized at a point in time. The Company’s sales contracts of biomass electricity have a single performance obligation that represents a promise to transfer to the customer a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer. The Company’s performance obligation is satisfied over time as biomass electricity is delivered.

There were no contract assets as of March 31, 2024 and September 30, 2023. For the six months ended March 31, 2024 and 2023, revenue recognized from performance obligations related to prior periods was insignificant. Revenue expected to be recognized in any future periods related to remaining performance obligations is insignificant.

Revenue recognition (Continued)

The Company has elected the following practical expedients in applying ASC 606:

•

Unsatisfied Performance Obligations – for all performance obligations related to contracts with a duration of less than one year, the Company has elected to apply the optional exemption provided in ASC 606, and therefore is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

•

Contract Costs - all incremental customer contract acquisition costs are expensed as they are incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

•

Significant Financing Component - the Company does not adjust the promised amount of consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

•

Sales Tax Exclusion from the Transaction Price - the Company excludes from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from the customer.

•	Shipping and Handling Activities - the Company elected to account for shipping and handling activities as a fulfillment cost rather than as a separate performance obligation.

Refer to Note 20—Segment reporting for details of revenue disaggregation.

Cost of revenue

Cost of revenue includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense, and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenue.

Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development projects, including the cost of salaries and other employee benefits. All costs associated with research and development are expensed as incurred.

Shipping and handling

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were nil and $15,725 for the six months ended March 31, 2024 and 2023, respectively.

Government subsidy income

The Company receives various government grants from time to time. There is no guarantee that the Company will continue to receive such grants in the future. For the six months ended March 31, 2024 and 2023, the Company had subsidy income of $40,936 and $426,629, including $40,936 and $121,142 for equipment of energy projects grants, and nil and $305,487 of value-added tax refund, respectively.

In January 2014, April 2014, and December 2019, the Company received government subsidies of approximately $840,000, $140,000 and $140,000 for equipment of energy projects, respectively. These subsidies were one-time grants, and the Company recognizes the income over the useful lives of the equipment. As of March 31, 2024 and September 30, 2023, the balance of unrecognized government grants was $220,212 and $202,165, respectively, which was recorded in deferred revenue.

Income taxes

CN Energy’s subsidiaries in the USA, PRC and Hong Kong are subject to the income tax laws of the USA, PRC and Hong Kong, respectively. No taxable income was generated outside the PRC for the six months ended March 31, 2024 and 2023. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of March 31, 2024 and September 30, 2023. As of March 31, 2024, the tax returns for the calendar years ended December 31, 2016 through December 31, 2023 for CN Energy’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying unaudited condensed consolidated financial statements. All of the VAT returns filed by CN Energy’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. Khingan Forasen and its branch office, Greater Khingan Range Forasen Energy Technology Co., Ltd. Tahe Biopower Plant (“Biopower Plant”), are entitled to 70% VAT refund as they meet the requirement of national comprehensive utilization of resources program. For the six months ended March 31, 2024 and 2023, the amount of nil and $0.3 million VAT refund was recorded in government subsidy income, respectively.

Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, term deposit, notes receivable, accounts receivable, advances to suppliers, and other receivables. All of the Company’s cash is maintained with banks within the PRC. Cash maintained in banks within the PRC of less than RMB0.5 million ($69,383) per bank are covered by “deposit insurance regulation” promulgated by the State Council of the PRC. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as elements of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using U.S. dollar as its functional currency.

Foreign currency translation

The Company’s financial information is presented in U.S. dollars. The functional currency of the Company is the Renminbi (“RMB”), the currency of the PRC. Any transactions denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of income as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in shareholders’ equity.

The exchange rate in effect as of March 31, 2024 and September 30, 2023 was US$1 for RMB7.2203 and US$1 for RMB7.2960, respectively. The average exchange rate for the six months ended March 31, 2024 and 2023 was US$1 for RMB7.2064 and US$1 for RMB6.9718, respectively.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is computed by dividing net income attributable to all classes of ordinary shareholders of the Company by the weighted average number of shares of all classes of ordinary shares outstanding during the applicable period, and is the same amount for the Company’s Class A ordinary shares and Class B ordinary shares. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There was no anti-dilutive effect for the six months ended March 31, 2024 and 2023.

Statement of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average translation rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases, and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of the PRC. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

The Company does not carry any business interruption insurance, product liability insurance, or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In September 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The FASB is issuing the amendments to enhance the transparency and decision usefulness of income tax disclosures. Investors currently rely on the rate reconciliation table and other disclosures, including total income taxes paid, to evaluate income tax risks and opportunities. While investors find these disclosures helpful, they suggested possible enhancements to better (1) understand an entity’s exposure to potential changes in jurisdictional tax legislation and the ensuing risks and opportunities, (2) assess income tax information that affects cash flow forecasts and capital allocation decisions, and (3) identify potential opportunities to increase future cash flows. The FASB decided that the amendments should be effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations, cash flows, and disclosures.